ASSETS HELD FOR SALE - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 HKD
Asset Retirement Obligation Disclosure [Abstract]
Total consideration of properties disposed			$ 30,848	HKD 240,000,000
Gain on disposal of assets held for sale	$ 0	$ 0	$ 22,072